                                         OPPENHEIMER NEW YORK MUNICIPAL FUND
                                      Supplement dated October 14, 2002 to the
         Statement of Additional Information dated January 28, 2002, revised August 19, 2002

The Statement of Additional Information is changed as follows:

    1.  Under  the  heading  "Trustees  and  Officers  of the  Fund,"  on page 32 of the  Statement  of  Additional
    Information, the following language is inserted after the paragraph titled "Clayton K. Yeutter":

    Joel W. Motley, Trustee, Age: 50.
    6803 South Tucson Way, Englewood, CO 80112.
    Director (January 2002-present),  Columbia Equity Financial Corp. (privately-held financial adviser);  Managing
    Director (January  2002-present),  Carmona Motley, Inc.  (privately-held  financial adviser);  Formerly he held the  following  positions:  Managing  Director  (January  1998-December  2001),  Carmona  Motley  Hoffman  Inc.
    (privately-held  financial  adviser);  Managing Director  (January  1992-December  1997),  Carmona Motley & Co.
    (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.

    October 14, 2002                                                                           360PX008